Impairment and Other Charges (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands			3 Months Ended				6 Months Ended		12 Months Ended
		May 23, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets							$ 861		$ 1,352
Impairments							861	3,354	4,706	7,774
Severance costs			94	613			276	645	2,018	1,160
Manufacturing facility closing costs				161			112	161	300
Total impairment and other charges			94	4,128			1,249	4,160	7,024	8,934
Payroll and other employee benefits			541				541		1,431
Property, plant and equipment				3,354				$ 3,354	3,354
Goodwill						$ 1,000				1,008
Collaboration Warrants
Impairment and Other Charges [Line Items]
Prepaid and other current assets					$ 1,600					1,600
Collaboration warrants, non-current					3,700					3,700
Cloud computing arrangements [Member]
Impairment and Other Charges [Line Items]
Total impairment and other charges	[1]									1,484
Impairment, long-lived asset, held-for-use					1,500
Collaboration Warrants
Impairment and Other Charges [Line Items]
Total impairment and other charges	[2]									$ 5,282
Impairment, long-lived asset, held-for-use					$ 5,300
Employee Severance [Member]
Impairment and Other Charges [Line Items]
Severance costs				600
Payroll and other employee benefits			$ 200				200
Facility Closing
Impairment and Other Charges [Line Items]
Severance costs									600
Manufacturing facility closing costs							100		300
Total impairment and other charges							5,200		5,100
Restructuring reserve									300
Property, plant and equipment				3,400
Workforce Reductions
Impairment and Other Charges [Line Items]
Severance costs									1,400
Office Space in Pasadena, California [Member]
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets		$ 900					$ 900
Impairments				$ 3,400
Manufacturing space in Long Beach, California | Facility Closing
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets									800
Texas Steam Plant Lease
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets									$ 500

[1]	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
[2]	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.